Income Taxes (Details 4) (USD $)	2 Months Ended	3 Months Ended		11 Months Ended	1 Months Ended	3 Months Ended					4 Months Ended	12 Months Ended		1 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2014	May 13, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012	Jan. 01, 2014
Income taxes
Effective tax rate (as a percent)				15.60%
Income (loss) before income taxes
INCOME (LOSS) BEFORE INCOME TAXES	$ 145,891,000	$ 303,933,000	$ 365,506,000	$ 815,330,000
Current
Total current income taxes				16,270,000
Deferred
Total deferred income taxes				111,246,000
Provision (benefit) for income taxes				127,516,000
Deferred Tax Liabilities
Accelerated depreciation on flight equipment		376,302,000		376,302,000
Total Deferred Tax Liabilities		429,971,000		429,971,000
Deferred Tax Assets
Estimated reimbursements of overhaul rentals		19,847,000		19,847,000
Rent received in advance		2,534,000		2,534,000
Derivatives		454,000		454,000
Accruals and reserves		26,532,000		26,532,000
Net operating loss carry forward and other tax attributes		256,522,000		256,522,000
Other		1,683,000		1,683,000
Total deferred tax assets before valuation allowance		357,359,000		357,359,000
Valuation allowance		(61,933,000)		(61,933,000)
Total deferred tax assets after valuation allowance		295,426,000		295,426,000
Net Deferred Tax Liability		186,861,000		186,861,000
U.S.
Income (loss) before income taxes
Foreign				60,212,000
Current
Foreign				15,553,000
Deferred
Foreign				18,413,000
Deferred Tax Assets
Total deferred tax assets before valuation allowance		66,500,000		66,500,000
Ireland
Income (loss) before income taxes
U.S.				752,894,000
Current
Federal				229,000
Deferred
Federal				92,756,000
Other non-U.S.
Income (loss) before income taxes
Foreign				2,224,000
Current
Foreign				488,000
Deferred
Foreign				77,000
Predecessor
Income (loss) before income taxes
U.S.											128,105,000	(644,050,000)	19,835,000
Foreign											93,131,000	(152,434,000)	351,256,000
INCOME (LOSS) BEFORE INCOME TAXES					29,177,000	192,059,000	142,365,000	(1,049,315,000)	45,673,000	64,793,000	221,236,000	(796,484,000)	371,091,000
Current
Federal											(148,014,000)	12,696,000	23,859,000
State											(231,000)	1,284,000	(613,000)
Foreign											756,000	284,000	494,000
Total current income taxes											(147,489,000)	14,264,000	23,740,000
Deferred
Federal											202,933,000	(288,838,000)	(73,202,000)
State											1,374,000	(8,637,000)	(6,332,000)
Foreign											20,510,000	3,810,000	16,563,000
Total deferred income taxes											224,817,000 [1]	(293,665,000)	(62,971,000)
Provision (benefit) for income taxes											77,328,000	(279,401,000)	(39,231,000)
Deferred Tax Liabilities
Accelerated depreciation on flight equipment							4,723,639,000					4,723,639,000
Total Deferred Tax Liabilities							4,723,639,000					4,723,639,000
Deferred Tax Assets
Straight line rents							35,315,000					35,315,000
Estimated reimbursements of overhaul rentals							312,689,000					312,689,000
Capitalized overhauls							92,325,000					92,325,000
Rent received in advance							86,558,000					86,558,000
Derivatives							3,211,000					3,211,000
Accruals and reserves							88,842,000					88,842,000
Net operating loss carry forward and other tax attributes							178,071,000					178,071,000
Investment in foreign subsidiaries							73,041,000					73,041,000
Other							14,871,000					14,871,000
Total deferred tax assets before valuation allowance							884,923,000					884,923,000
Valuation allowance							(15,736,000)					(15,736,000)
Total deferred tax assets after valuation allowance							869,187,000					869,187,000
Net Deferred Tax Liability					4,100,000,000		3,854,452,000				4,100,000,000	3,854,452,000
Unrecognized tax benefits reclassified as a reduction of deferred tax assets for net operating loss and tax credit carryforwards															127,400,000
Predecessor | U.S.
Deferred
Provision (benefit) for income taxes														$ (162,600,000)

[1]	Current income taxes and other tax liabilities of $127,418 were reclassified to Deferred income taxes on our Predecessor Consolidated Balance Sheet for the period beginning January 1, 2014 and ending May 13, 2014, as a result of our adoption of new accounting guidance on January 1, 2014. See Note 2 - Summary of Significant Accounting Policies.